Unaudited Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 87,534	$ (42,347)	$ 127,289	$ 7,902
Other comprehensive income (loss) before reclassifications
Unrealized loss on marketable securities	(1,136)	(563)	(2,062)	(795)
Unrealized (loss) gain on qualifying cash flow hedging instruments	(22)	(1,601)	(554)	1,220
Pension adjustments, net of taxes			1,464	(2,361)
Foreign exchange (loss) gain on currency translation	(479)	(40)	653	(800)
To other income:
Impairment of marketable securities	2,062		2,062
Realized loss on marketable securities				420
To general and administrative expenses:
Realized loss (gain) on qualifying cash flow hedging instruments	88	(374)	84	(1,377)
Settlement of defined benefit pension plan	974		974
Other comprehensive income (loss)	1,487	(2,578)	2,621	(3,693)
Comprehensive income (loss)	89,021	(44,925)	129,910	4,209
Less: Comprehensive income attributable to non-controlling interests	(76,167)	(4,432)	(122,100)	(54,157)
Comprehensive income (loss) attributable to stockholders of Teekay Corporation	$ 12,854	$ (49,357)	$ 7,810	$ (49,948)